BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING
4. BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING
Merger Agreement
In 2021, XPDI entered into that certain Agreement and Plan of Reorganization and Merger, dated as of July 20, 2021, as amended on October 1, 2021, and as further amended on December 29, 2021, by and among Core Scientific Holding Co., XPDI Merger Sub and XPDI (the “Merger Agreement”). XPDI’s stockholders approved the transactions (collectively, the “Merger”) contemplated by the Merger Agreement at a special meeting of stockholders held on January 19, 2022 (the “Special Meeting”).
Pursuant to the terms of (a) the Merger Agreement and (b) that certain Agreement and Plan of Merger, dated as of October 1, 2021, as amended on January 14, 2022, by and among XPDI, Core Scientific Holding Co., XPDI Merger Sub 3, LLC, a Delaware limited liability company and wholly owned subsidiary of XPDI (“Merger Sub 3”), and Blockcap, Inc., a Nevada corporation and wholly owned subsidiary of Core Scientific (“Blockcap”), the Business Combination was effected by (i) the merger of Merger Sub with and into Core Scientific (the “First Merger”), which occurred on January 19, 2022 (the “Closing Date”), with Core Scientific surviving the First Merger as a wholly owned subsidiary of XPDI, (ii) the merger of Core Scientific with and into XPDI (the “Second Merger”), which occurred on January 20, 2022, with XPDI surviving the Second Merger, and (iii) following the closing of the Second Merger on January 20, 2022, the merger of Blockcap with and into Merger Sub 3 (the “Third Merger”), with Merger Sub 3 surviving the Third Merger as a wholly owned subsidiary of XPDI under the name “Core Scientific Acquired Mining LLC.” Immediately prior to the effective time of the First Merger (such effective time of the First Merger, the “Effective Time”), XPDI filed a Second Amended and Restated Certificate of Incorporation (the “Post-Combination Charter”) with the Secretary of State of the State of Delaware pursuant to which XPDI changed its name from “Power & Digital Infrastructure Acquisition Corp.” to “Core Scientific, Inc.” (hereinafter referred to as the “Company” or “New Core”) and redesignated its Class A common stock, par value $0.0001 per share (“XPDI Class A Common Stock”), and Class B common stock, par value $0.0001 per share (“XPDI Class B Common Stock”), as common stock, par value $0.0001, of the Company (“New Core Common Stock”). The Exchange Ratio (as defined in the Merger Agreement) was 1.60015286880 of a share of New Core Common Stock per fully-diluted share of Legacy Core.
In connection with the Special Meeting and the Business Combination, holders of 12.3 million of the 34.5 million then-outstanding shares of XPDI Class A Common Stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.00 per share, for an aggregate redemption amount of $123.5 million.
The Business Combination provided gross proceeds of approximately $221.6 million from the XPDI trust account, resulting in approximately $201.0 million in net cash proceeds to Core Scientific, after the payment of transaction expenses, which is presented within proceeds from issuance of common stock, net of transaction costs on the consolidated statements of cash flows. Following the Business Combination, Legacy Core stockholders owned 90.7%, former XPDI public stockholders owned 6.7% and XPDI’s sponsor owned 2.6% of the issued and outstanding shares of New Core Common Stock, excluding the impact of unvested restricted stock units and options. The proceeds from the Business Combination were used to fund mining equipment purchases and infrastructure build-out.
The Business Combination is accounted for as a reverse recapitalization with the Company being the accounting acquirer. A reverse recapitalization does not result in a new basis of accounting. Accordingly, the reverse recapitalization was treated as the equivalent of Core Scientific Holding Co. issuing stock for the net assets of XPDI, accompanied by a recapitalization. The net assets of XPDI are stated at historical costs, with no goodwill or other intangible assets recorded. The Company identified $18.6 million of direct and incremental transaction costs, which consist of legal, accounting, and other professional services directly related to the Business Combination, of which $7.9 million were recognized during the year ended December 31, 2022. These transaction costs have been allocated to all instruments assumed or issued in the Business Combination on a relative fair value basis as of the date of the Business Combination. Transaction costs of $16.6 million have been allocated to equity-classified instruments and recognized as an adjustment to additional paid-in capital within total stockholders’ (deficit) equity. The cash outflows related to these costs have been netted against the proceeds from the issuance of New Core Common Stock upon the Business Combination with XPDI within financing activities on the Company’s consolidated statement of cash flows. Transaction costs of $2.0 million have been allocated to liability-classified instruments that are measured at fair value through earnings and have been recognized as a charge within general and administrative expenses for the year ended December 31, 2022.
Immediately prior to the Effective Time, each share of Series A convertible preferred stock, par value $0.0001, of Legacy Core automatically converted into one share of New Core Common Stock, and each share of Series B convertible preferred stock, par value $0.0001, of Legacy Core automatically converted into one share of New Core Common Stock.
In addition, immediately prior to the Effective Time, each share of XPDI Class B Common Stock automatically converted into one share of New Core Common Stock. 1.7 million shares (“SPAC Vesting Shares”) are subject to vesting conditions, and will vest i) upon the date on which New Core Common Stock’s volume-weighted average price is greater than $12.50 per share for any 20 trading days within any 30 consecutive trading day period within five years of the Closing Date or ii) upon any change in control of the Company, or a sale of substantially all of the Company’s assets that results in a change of control that is consummated within five years of the Closing Date that results in a price per share paid to the holders of the Company’s Common Stock equal to or in excess of $12.50 per share.
As a result of the Business Combination, all of XPDI’s Class A Common Stock and Class B Common Stock automatically converted into shares of New Core Common Stock on a one-for-one basis. XPDI’s 8.6 million public warrants issued in its initial public offering (the “Public Warrants”) and 6.3 million warrants issued in connection with private placement at the time of XPDI’s initial public offering (the “Private Placement Warrants”) became warrants for New Core Common Stock.
All share-based compensation awards were converted into comparable equity awards that are settled or exercisable for shares of New Core Common Stock. As a result, each stock option and warrant was converted into an option or warrant to purchase shares of New Core Common Stock based on an exchange ratio of 1.60015286880. Each award of the Company’s restricted stock units (“RSUs”) was converted into RSUs of New Core based on an exchange ratio of 1.60015286880.
Each convertible note is convertible into New Core Common Stock in accordance with the terms of such convertible promissory note; provided, however, that with respect to outstanding convertible promissory notes for which Core Scientific received a duly executed exercise of conversion in accordance with such convertible promissory note, exercising the right of such holder to convert such convertible promissory note subject to and conditioned upon the occurrence of the Effective Time, the outstanding principal amount and accrued interest as of the Effective Time with respect to such convertible promissory note was converted into shares of New Core Common Stock, equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Core Scientific Common Stock issuable upon the conversion of such convertible promissory note in accordance with such convertible promissory note immediately prior to the Effective Time and (ii) the Exchange Ratio.
Blockcap Acquisition
On July 30, 2021, the Company acquired 100% of the equity interest in Blockcap, one of its largest hosting customers at the time. Blockcap was a blockchain technology company with industrial scale digital asset mining operations. Blockcap’s primary historical business was the mining of digital asset coins and tokens, primarily bitcoin and, to a lesser extent, Siacoin and Ethereum. While Blockcap did sell or exchange the digital assets it mined to fund its growth strategies or for general corporate purposes from time to time, it generally retained its digital assets as investments in anticipation of continued adoption of digital assets as a “store of value” and a more accessible and efficient medium of exchange than traditional fiat currencies. In addition to mining, holding and exchanging digital assets, Blockcap also evaluated and completed investments in related technologies and ancillary businesses, including RADAR, an early-stage company focused on technology enhancement and development in the digital asset industry that it acquired on July 1, 2021. The acquisition of Blockcap significantly expanded the Company’s self-mining operations and increased the number of miners it owns.
Transaction Costs
The Company recognized transaction costs of $1.1 million for the year ended December 31, 2021. These costs were associated with legal and professional services and were recognized as General and administrative expenses in the Company’s Consolidated Statements of Operations.
Unaudited Pro Forma Information
The following unaudited pro forma financial information gives effect to the Blockcap acquisition as if it had been completed on January 1, 2020. The unaudited pro forma information was prepared in accordance with the requirements of ASC 805, Business Combinations, which is a different basis than pro forma information prepared under Article 11 of Regulation S-X (“Article 11”). As such, they are not directly comparable with historical results for stand-alone Core Scientific prior to July 30, 2021, historical results for Core Scientific from July 30, 2021, that reflect the acquisition and are inclusive of the results and operations of Blockcap, nor our previously provided pro forma financials prepared in accordance with Article 11. The pro forma results for the year ended December 31, 2021, include the impact of several significant nonrecurring pro forma adjustments to previously reported operating results. The pro forma adjustments are based on historically reported transactions by the respective companies. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisition (in thousands).

	Year Ended December 31,
	2021	2020
Total revenue	$586,991	$70,948
Operating income	$137,109	$(23,354)
Significant pro forma adjustments include:
•Transaction costs of $1.9 million are assumed to have occurred on the pro forma close date of January 1, 2020, and are recognized as if incurred in the first quarter of 2020;
•Tangible and intangible assets are assumed to be recorded at their estimated fair values as of January 1, 2020 and are depreciated or amortized over their estimated useful lives; and
•Accounting policies of Blockcap are conformed to those of Core Scientific including depreciation for mining equipment.
•Share-based compensation awards of Blockcap for which the performance condition of the award is assumed to be probable of being met as of January 1, 2020 and expensed as they are earned based on the service condition.
•The elimination of $19.2 million of expense recognized by Blockcap in July 2021, for the acceleration of certain equity awards of its CEO and others. Because this acceleration was deemed to be in contemplation of the Business Combination, Core Scientific has recorded $23.3 million of compensation expense for the acceleration in its financial statements for the period ending December 31, 2021, which was determined based on the fair value of the awards at the time of the Business Combination. This adjustment is necessary to avoid duplication of the expense attributable to the combined company related to the acceleration of the same awards.
The selected unaudited pro forma condensed combined financial information is provided for illustrative purposes only and does not purport to represent what the actual consolidated results of operations would have been had the acquisition actually occurred on January 1, 2021, nor do they purport to project the future consolidated results of operations.
For the periods subsequent to the acquisition, Blockcap contributed total revenues of $42.6 million and operating income of $15.5 million for the year ended December 31, 2021, that were included in the Company’s Consolidated Statements of Operations.
Restructuring Activities
During the second quarter of 2022 market conditions led management to evaluate its operations and refocus its efforts and resources on the core activities of its hosting and mining segments. Management initiated a plan to exit certain activities, technologies and ancillary businesses, and to reduce portions of the Company’s workforce including those acquired through Blockcap’s acquisition of RADAR. Management completed the restructuring plan in October 2022 and all expected costs of the restructuring plan were recognized as of December 31, 2022.
Cash severance and related payments under the Company’s ongoing severance policy of $0.9 million were paid as compensation for the year ended December 31, 2022. In addition to the cash restructuring charges, $1.0 million of stock-based compensation was paid in severance during the year ended December 31, 2022. Total cash and stock-based restructuring charges of $2.3 million were recognized in general and administrative expenses for the year ended December 31, 2022.
As a result of exiting Blockchain Technologies during the second quarter of 2022, $2.0 million of intangible assets will cease to be used. Additionally, the Company determined that $2.5 million of software intangible assets that were previously acquired from Stax Digital LLC would no longer be used as a result of current and planned software upgrades. Consequently, the Company recorded an impairment of other intangible assets of $4.5 million for the year ended December 31, 2022, which is presented within impairment of goodwill and other intangibles on the Company’s Consolidated Statements of Operations. Goodwill associated with these activities was included in the goodwill impairment charge of $1.05 billion for the year ended December 31, 2022, of which $996.5 million was related to the Mining reporting unit and $58.2 million was related to the Equipment Sales and Hosting reporting unit.